Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Financial Instruments

23. FINANCIAL INSTRUMENTS

Financial instruments, classified by type and category

a)	The detail of financial assets, classified by type and category, as of December 31, 2020 and 2019, is as follows:

	December 31, 2020
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost	Financial assets at fair value through other comprehensive income	Hedging financial derivatives
	ThUS$	ThUS$	ThUS$	ThUS$
Trade and other accounts receivable	—	3,281,885	—	—
Derivative instruments	37,420	—	—	49,045
Other financial assets	119,704	24,110	—	—
Total Current	157,124	3,305,995	—	49,045

Equity instruments	—	—	268	—
Trade and other accounts receivable	—	578,556	—	—
Derivative instruments	148	—	—	29,487
Other financial assets	2,493,609	267,351	—	—
Total Non-Current	2,493,757	845,907	268	29,487
Total	2,650,881	4,151,902	268	78,532

	December 31, 2019
	Financial assets at fair value with changes in results	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Hedging financial derivatives
	ThUS$	ThUS$	ThUS$	ThUS$
Trade and other accounts receivable	—	3,520,826	—	—
Derivative instruments	232	—	—	18,276
Other financial assets	59,146	42,729	—	—
Total Current	59,378	3,563,555	—	18,276

Equity instruments	—	—	320	—
Trade and other accounts receivable	—	588,804	—	—
Derivative instruments	17,514	—	—	34,105
Other financial assets	2,652,134	345,738	—	—
Total Non-Current	2,669,648	934,542	320	34,105
Total	2,729,026	4,498,097	320	52,381

 b) The detail of financial liabilities, classified by type and category, as of December 31, 2020 and 2019, is as follows:

	December 31, 2020
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost payables	Hedging financial derivatives for hedging
	ThUS$	ThUS$	ThUS$
Interest-bearing loans	—	1,815,160	—
Trade and other accounts payable	—	4,649,782	—
Derivative instruments	6,202	—	528
Other financial liabilities	3,240	51,495	—
Total Current	9,442	6,516,437	528

Interest-bearing loans	—	3,837,697	—
Trade and other accounts payable	—	2,205,194	—
Derivative instruments	—	—	9
Other financial liabilities	—	91,070	—
Total Non-Current	—	6,133,961	9
Total	9,442	12,650,398	537

	December 31, 2019
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost payables	Hedging financial derivatives for hedging
	ThUS$	ThUS$	ThUS$
Interest-bearing loans	—	1,478,831	—
Trade and other accounts payable	—	4,218,250	—
Other financial liabilities	—	—	—
Total Current	2,047	5,697,081	9,173

Interest-bearing loans	—	4,889,422	—
Trade and other accounts payable	—	2,334,556	—
Derivative instruments	1,036	—	—
Total Non-Current	1,036	7,223,978	—
Total	3,083	12,921,059	9,173

23.2Derivative instruments

The risk management policy of the Group uses primarily interest rate and foreign exchange rate derivatives to hedge its exposure to interest rate and foreign currency risks.

The Company classifies its hedges as follows:

>	Cash flow hedges: Those that hedge the cash flows of the underlying hedged item.
>	Fair value hedges: Those that hedge the fair value of the underlying hedged item.
>

Non-hedge derivatives: Financial derivatives that do not meet the requirements established by IFRS to be designated as hedging instruments are recognized at fair value through profit or loss (financial assets held for trading).

   a)  Assets and liabilities for hedge derivative instruments

As of December 31, 2020 and 2019, financial derivative qualifying as hedging instruments resulted in recognition of the following assets and liabilities in the statement of financial position:

	December 31, 2020				December 31, 2019
	Asset		Liability		Asset		Liability
	Current	Non-Current	Current	Non-Current	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	306	18,416	—	—	—	12,400	317	—
Cash flow hedge	—	—	—	—	—	12,400	317	—
Fair value hedge	306	18,416	—	—	—	—	—	—
Exchange rate hedge:	86,159	11,219	6,730	9	18,508	39,219	9,183	1,036
Cash flow hedge	51,661	11,219	6,716	9	18,508	21,705	9,174	—
Fair value hedge	34,498	—	14	—	—	17,514	9	1,036
TOTAL	86,465	29,635	6,730	9	18,508	51,619	9,500	1,036

-	General Information Related to Hedging Derivative Instruments

Hedging derivative instruments and their corresponding hedged instruments are shown in the following table:

Type of Hedge Instrument	Description of hedged risk	Description of hedged item	Fair Value of Hedged Item 12-31-2020 ThUS$	Fair Value of Hedged Item 12-31-2019 ThUS$
SWAP	Interest rate	Bank loans	53,221	8,670
SWAP	Exchange rate	Bank loans	56,494	48,930
SWAP	Exchange rate	Unsecured obligations (bonds)	3,682	(17)
FORWARD	Exchange rate	Operational Income	(2,725)	2,008
FORWARD	Exchange rate	Bank loans	(802)	—
FORWARD	Exchange rate	Unsecured obligations (bonds)	(509)	—

As of December 31, 2020 and 2019, the Group has not recognized significant gains or losses for ineffective cash flow hedges.

 For fair value hedges, the gain or losses on the hedging derivative instrument and on the underlying hedged item recognized for the years ended December 31, 2020, 2019 and 2018, is detailed in the following table:

	December 31, 2020		December 31, 2019		December 31, 2018
	Gains ThUS$	Losses ThUS$	Gains ThUS$	Losses ThUS$	Gains ThUS$	Losses ThUS$
Hedging derivative instrument	21,235	—	1,618	—	—	21,128
Underlying hedged item	—	429	381	—	1,218	—
TOTAL	21,235	429	1,999	—	1,218	21,128

   b)Financial derivative instruments assets and liabilities at fair value through profit or loss

As of December 31, 2020 and 2019, financial derivative transactions recognized at fair value through profit or loss, resulted in the recognition of the following assets and liabilities in the statement of financial position:

	December 31, 2020				December 31, 2019
	Assets		Liabilities		Assets		Liabilities
	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$
Non-hedging derivative instrument (1)	1,321	-	3,240	-	1,523	—	1,720	—

(1)

Correspond to forward contracts entered into by the Group mainly to hedge foreign exchange risk related to dividends received or to be received from its foreign subsidiaries. Although, the hedge relationship has economic substance, they do not comply with all the hedging documentation requirements set forth by IFRS 9 Financial Instruments to qualify for hedge accounting.

c)	Other information on derivatives:

The following table sets forth the fair value of hedging and non-hedging derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2020 and 2019:

	December 31, 2020
		Notional amount
	Fair value	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	More than five years	Total
Financial Derivatives	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	18,722	—	—	—	—	153,944	153,944
Cash flow hedge		—	—	—	—	153,944	153,944
Fair value hedge	18,722	—	—	—	—	—	—
Exchange rate hedge:	88,720	884,039	87,972	76,972	—	—	1,048,983
Cash flow hedge	56,155	771,860	87,972	76,972	—	—	936,804
Fair value hedge	34,484	61,578	—	—	—	—	61,578
Derivatives not designated for hedge accounting	(1,919)	50,601	—	—	—	—	50,601
TOTAL	107,442	884,039	87,972	76,972	—	153,944	1,202,927

	December 31, 2019
		Notional Amount
	Fair value	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	More than five years	Total
Financial Derivatives	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	12,083	—	—	—	—	—	—
Cash flow hedge	12,083	—	—		—	—	—
Exchange rate hedge:	47,508	385,662	315,082	49,619	—	—	750,363
Cash flow hedge	31,039	385,662	235,691	49,619	—	—	670,972
Fair value hedge	16,469	—	79,391	—	—	—	79,391
Derivatives not designated for hedge accounting	(198)	42,015	—	—	—	—	42,015
TOTAL	59,393	427,677	315,082	49,619	—	—	792,378

The contractual maturities of hedging and non-hedging derivatives do not represent the Group’s total risk exposure, as the amounts presented in the above tables have been drawn up based on undiscounted contractual cash inflows and outflows for their settlement.

23.3Fair value hierarchies

Financial instruments recognized at fair value in the consolidated statement of financial position are classified based on the hierarchies described in Note 3.h.

The following table presents financial assets and liabilities measured at fair value as of December 31, 2020 and 2019:

Financial Instruments Measured at Fair Value		Fair Value Measured at End of Reporting Period Using:
	12-31-2020	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets :
Financial derivatives designated as cash flow hedge	62,878	—	62,878	—
Financial derivatives designated as fair value hedge	53,222	—	53,222	—
Financial derivatives not designated for hedge accounting	1,321	—	1,321	—
Financial assets at fair value through other comprehensive income	268	—	268	—
Financial assets at fair value through profit or loss	2,611,992	143,843	2,468,149	—
Total	2,729,681	143,843	2,585,838	—
Financial Liabilities:
Financial derivatives designated as cash flow hedge	6,725	—	6,725	—
Financial derivatives designated as fair value hedge	14	—	14	—
Financial derivatives not designated for hedge accounting	3,240	—	3,240	—
Total	9,979	—	9,979	—

Financial Instruments Measured at Fair Value		Fair Value Measured at End of Reporting Period Using:
	12-31-2019	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets :
Financial derivatives designated as cash flow hedge	52,613	—	52,613	—
Financial derivatives designated as fair value hedge	17,514	—	17,514	—
Financial derivatives not designated for hedge accounting	1,522	—	1,522	—
Financial assets at fair value through other comprehensive income	320	—	320	—
Financial assets at fair value through profit or loss	2,709,757	57,693	2,652,064	—
Total	2,781,726	57,693	2,724,033	—
Financial Liabilities:
Financial derivatives designated as cash flow hedge	9,491	—	9,491	—
Financial derivatives designated as fair value hedge	1,045	—	1,045	—
Financial derivatives not designated for hedge accounting	1,720		1,720	—
Total	12,256	—	12,256	—